BUSINESS COMBINATIONS - Schedule Of Purchase Price Allocation (Details)		9 Months Ended	12 Months Ended
	Apr. 03, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Goodwill		$ 16,280,000,000	$ 16,280,000,000	$ 4,031,000,000
Amortization of deferred transaction costs			136,000,000	51,000,000
Goodwill
Disclosure of detailed information about business combination [line items]
Goodwill		16,280,000,000	$ 16,280,000,000	$ 4,031,000,000	$ 4,024,000,000
Shaw Communications Inc.
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 19,033,000,000
Class B non-voting shares	23,600,000
Issuance of 23.6 million Class B Non-Voting shares	$ 1,450,000,000
Fair value of consideration transferred	20,483,000,000
Financial Assets Recognised As Of Acquisition Date, Allowance For Doubtful Accounts	31,000,000
Financial assets recognised as of acquisition date	310,000,000
Other Assets, Current, Recognized As Of Acquisition Date	2,448,000,000
Property, Plant And Equipment Including Right-Of-Use Assets Recognised As Of Acquisition Date	8,022,000,000
Identifiable intangible assets recognised as of acquisition date	5,974,000,000
Identifiable Investment Assets Recognized As Of Acquisition Date	123,000,000
Identifiable Other Assets, Noncurrent Recognized As Of Acquisition Date	48,000,000
Bank Advances Recognised As Of Acquisition Date	(25,000,000)
Current Borrowings Recognised As Of Acquisition Date	(200,000,000)
Financial liabilities recognised as of acquisition date	(545,000,000)
Other Liabilities, Current Recognized As Of Acquisition Date	(33,000,000)
Contract liabilities recognised as of acquisition date	(164,000,000)
Current Portion Of Borrowings Recognised As Of Acqisition Date	(1,000,000,000)
Current Lease Liabilities Recognised As Of Acquisition Date	(59,000,000)
Provisions Recognised As Of Acquistion Date	(6,000,000)
Non-Current Portion Of Non-Current Borrowings Recognised As Of Acquisition Date	(3,526,000,000)
Non-Current Lease Liabilities Recognised As Of Acquisition Date	(268,000,000)
Other Liabilities, Non-Current Recognised As Of Acquisition Date	(109,000,000)
Deferred tax liabilities	(2,693,000,000)
Fair value of net identifiable assets acquired and liabilities assumed	8,297,000,000
Goodwill	12,186,000,000
Cash Transferred, Share-Based Compensation, Settlement	151,000,000
Amortization of deferred transaction costs	$ 24,000,000
Borrowings, Weighted Average Term To Maturity	9 years 8 months 12 days
Goodwill expected to be deductible for tax purposes	$ 0
Shaw Communications Inc. | Wireless
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	270,000,000
Goodwill	432,000,000
Shaw Communications Inc. | Cable West
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	5,314,000,000
Goodwill	11,675,000,000
Shaw Communications Inc. | Satellite
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	390,000,000
Goodwill	$ 79,000,000
Shaw Communications Inc. | Cable and wireless network
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration		539,000,000
Shaw Communications Inc. | Deferred Tax Liabilities
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration		(243,000,000)
Shaw Communications Inc. | Other Current Assets
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration		127,000,000
Shaw Communications Inc. | Customer relationships
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration		(340,000,000)
Shaw Communications Inc. | Brand names
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years		3 years
Shaw Communications Inc. | Other intangible assets
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years		15 years
Shaw Communications Inc. | Goodwill
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration		$ (119,000,000)
Shaw Communications Inc. | Minimum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment	1 year
Shaw Communications Inc. | Minimum | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	8 years		8 years
Shaw Communications Inc. | Maximum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment	36 years
Shaw Communications Inc. | Maximum | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years		15 years
Shaw Communications Inc. | Weighted Average
Disclosure of detailed information about business combination [line items]
Interest rate	4.70%